Expense Example - PIMCO Short Duration Municipal Income Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	I-3 1 Year	I-3 3 Years	I-3 5 Years	I-3 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	C-2 1 Year	C-2 3 Years	C-2 5 Years	C-2 10 Years
USD ($)	34	106	185	418	44	138	241	542	49	165	291	660	298	453	622	1,111	205	328	569	1,259	225	390	676	1,489